Equity Based Compensation (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 11, 2022
Unrecognized compensation expense remaining period	3 years
Profits interests granted	$ 0	$ 0
Share-Based Payment Arrangement, Expense	$ 74,469,000	$ 699,000	$ 730,000
Vesting Period	4 years
Vesting Percent	25.00%
Limited Partnership Agreement
Profits Interest vesting description	Profits Interests awards would vest at a rate of 25% on the latter of the first anniversary of employment and the first anniversary of the Acquisition Date with the remaining 75% to vest in increments of 25% on each anniversary following the first anniversary date, ratably over a three or four-year period from the date of grant, in annual installments of 33.3% over the three-year period from the date of grant, in increments of 6.25% each calendar quarter following the first anniversary date, or were fully vested upon issuance.
R&D service provider [Member]
Share-Based Payment Arrangement, Expense	$ 14,080,000
Tranche one [Member]
Weighted average vesting price	$ 15
Tranche two [Member]
Weighted average vesting price	20
Tranche three [Member]
Weighted average vesting price	$ 25
Stock Option Awards Under Twenty Twenty Two Plan
Stock option award granted, shares	5,329,700
RSU [Member]
Weighted Average Grant Date Fair Value, Granted	$ 7.92
Share-based compensation expense	$ 396,000
Restricted Stock Unit Awards Vesting During Period	50,000
Time Vested Awards [Member]
Stock Based Compensation Expense	$ 2,309,000
Weighted Average Period	3 years 9 months 18 days
Weighted Average Grant Date Fair Value	$ 7.48
Unrecognized compensation expense	$ 41,551,000
Aggregate intrinsic value outstanding	0
Market-Vested Awards [Member]
Stock Based Compensation Expense	$ 2,242,000
Weighted Average Grant Date Fair Value	$ 7.75
Unrecognized compensation expense	$ 25,957,000
Aggregate intrinsic value outstanding	$ 0
Market-Vested Awards [Member] | Chief Executive Officer [Member]
Number of Shares, Granted	3,639,607
Market-Vested Awards [Member] | Stock Option Awards Under Twenty Twenty Two Plan
Weighted Average Exercise Price, Granted	$ 10.33
Profits Interest awards [Member]
Profits Interests Issued To Service Provider	7.43
Weighted Average Grant Date Fair Value, Granted	$ 7.43
Unrecognized compensation expense	$ 45,243,000
Aggregate intrinsic value outstanding	$ 57,417,000
Class A [Member]
Ordinary shares reserved for issuance				24,154,023
Restricted Stock Unit Awards Vesting During Period	50,000
PKLP Class B Units outstanding [Member]
Additional compensation expense	$ 5,437,000
Recognized compensation expense modification	3,715,000
Previously Recognized Expense Settled Via Equity Award	2,502,000
Share-Based Payment Arrangement, Expense	34,254,000
Stock Issued During Period, Value, New Issues	$ 6,050,000
PKLP Class B Units outstanding [Member] | Limited Partnership Agreement
Stock issued during period, shares, new issues	6,648,353
PKLP Class B Units outstanding [Member] | R&D service provider [Member]
Stock issued during period, shares, issued for services	2,253,033